SHAREHOLDERS EQUITY	12 Months Ended
Dec. 31, 2022
SHAREHOLDERS’ EQUITY
SHAREHOLDERS’ EQUITY
16.  SHAREHOLDERS’ EQUITY

a)      Share capital

Accounting policy

Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity. Income taxes relating to transaction costs of an equity transaction are accounted for in accordance with policy described in Note 14.

On December 31, 2022, the subscribed capital is R$8,402,544 (R$6,365,853 on December 31, 2021), fully paid-up, and represented by 1,874,070,932 registered, book-entry, non-par value common shares. The limit for authorized share capital permitted by the bylaws is R$9,000,000.

On April 30, 2021, a share split was approved at the Annual and Extraordinary General Meeting in the proportion of 1:4. All share information prior to April 30, 2021 in the consolidated financial is presented on a split basis.

On April 29, 2022, the Extraordinary General Meeting approved an increase in the capital shares of the Company of R$2,036,691, the distribution of dividends of R$1,423,757, the allocation of the legal reserve of R$348,753 and the statutory reserve of R$264,181.

As of December 31, 2022, the share capital of the Company consists of the following:

	Ordinary actions
Shareholding structure	Amount	%
Controlling shareholders	672,312,942	35.87%
Board of directors and executive officers	26,115,335	1.39%
Free float	1,168,209,823	62.34%
Outstanding shares	1,866,638,100	99.60%
Treasury shares	7,432,832	0.40%
Total	1,874,070,932	100.00%

b)     Treasury shares

Accounting policy

Treasury shares consists of shares that have been repurchased by the Company for specific and limited purposes. Cosan holds the necessary number of shares for future employee share-based payment plans, and the volume is treated similarly to treasury shares for accounting purposes.

On May 9, 2022, the Company's Board of Directors approved a new Share Buyback Program with a term of up to November 9, 2023, covering up to 110,000,000 common shares, or 9.39% of the total marketable shares. In accordance with applicable law, repurchased shares may be used to satisfy obligations arising from potential exercise of share-based compensation plans,holding in treasury, sale, or cancellation.

On December 31, 2022, the Company held 7,432,832 shares with a market price of R$17.12 (5,440,772 shares on December 31, 2021). This increase is attributable to: (i) the delivery of 1,487,709 shares, valued at R$19,678, to members of share-based compensation plans; (ii) the buyback of 3,683,500 shares, valued at R$59,506; and (iii) the sale of 203,731 shares, valued at R$1,752, to members of share-based compensation plans. The amount of cash received from the executives, R$2,370, generated a capital reserve gain of R$618.

c)	Statutory reserve - special reserve
Accounting policy Its purpose is to strengthen working capital and finance the maintenance, expansion, and development of the Company's core activities.

d)	Legal Reserve
Accounting policy In accordance with Law 6,404, it is created by appropriating 5% of net income for the year up to a maximum of 20% of share capital.

e)	Dividends

Accounting policy

The Company's bylaws, at the end of the year, provide for the distribution of a minimum mandatory dividend corresponding to 25% of annual net income adjusted by the equity variation of reserves, pursuant to corporate law. Dividends, allocation of net income for the year and excess profit reserves, as determined in art. 199 of the Brazilian Corporation Law will be the subject of deliberations at the next Annual Shareholders' Meeting.

  Payable
December 31, 2022
Net income for the year	1,176,032
Constitution of the legal reserve – 5%	(58,802)
Calculation basis for distribution of dividends	1,117,230
Mandatory minimum dividends – 25%	(279,308)
Statutory reserve	837,922

Movement of dividends payable
Balance as of January 1, 2021	1,413,222
Dividends for the current year	2,031,301
Dividends paid/offset	(2,644,889)
Balance as of December 31, 2021	799,634
Dividends for the current year	1,237,779
Dividends paid/offset	(1,145,407)
Balance as of December 31, 2022	892,006

ii.     Receivable

	Investments in associates	Investment in joint venture	Total
Balance as of December 31, 2020	3,261	77,494	80,755
Proposed dividends	15,786	1,070,201	1,085,987
Proposed interest on own capital	—	189,378	189,378
Dividends received	(16,426)	(819,729)	(836,155)
Balance as of December 31, 2021	2,621	517,344	519,965
Proposed dividends	278,654	549,883	828,537
Interest on proposed equity	—	107,544	107,544
Business combination (Note 8.3)	202,968	—	202,968
Dividends received	(323,096)	(1,174,771)	(1,497,867)
Balance as of December 31, 2022	161,147	—	161,147

f)       Other comprehensive (loss) income

	December 31, 2021	Comprehensive (loss) income	December 31, 2022
Loss on cash flow hedge	(1,917,917)	556,022	(1,361,895)
Foreign currency translation differences	96,362	1,914,552	2,010,914
Actuarial loss on defined benefit plan	(266,574)	46,911	(219,663)
Deferred tax on actuarial losses of defined benefit plan	90,635	(15,950)	74,685
Gain on measurement of financial instrument	15,000	(60,631)	(45,631)
Change in fair value of financial assets	5,794	71,358	77,152
Deferred tax on change in the fair value of a financial asset	(1,970)	(24,262)	(26,232)
Predecessor adjustment	1,381,798	(1,381,798)	—
	(596,872)	1,106,202	509,330
Attributable to:
Owners of the Company	(521,609)	1,089,155	567,546
Non-controlling interests	(75,263)	17,047	(58,216)

	December 31, 2020	Comprehensive (loss) income	December 31, 2021
Loss on cash flow hedge	(1,316,502)	(601,415)	(1,917,917)
Foreign currency translation differences	6,514	89,848	96,362
Actuarial loss on defined benefit plan	(329,956)	63,382	(266,574)
Deferred tax on actuarial losses of defined benefit plan	112,185	(21,550)	90,635
Gain on measurement of financial instrument	15,000	—	15,000
Change in fair value of financial assets	2,356	3,438	5,794
Deferred tax on change in the fair value of a financial asset	(801)	(1,169)	(1,970)
Predecessor adjustment	—	1,381,798	1,381,798
	(1,511,204)	914,332	(596,872)
Attributable to:
Owners of the Company	(1,524,027)	1,002,418	(521,609)
Non-controlling interests	12,823	(88,086)	(75,263)